UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1.                     Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 60.3%
COMMON STOCK: 60.1%
CONSUMER DISCRETIONARY: 3.1%
Best Buy Co., Inc.	150,550	$5,714,878
Burger King Holdings, Inc.	276,830	6,353,249
GameStop Corp., Class A (a)(f)	620,747	17,393,331
Lowe’s Cos., Inc.	847,849	15,473,244
Target Corp. (f)	130,000	4,470,700
		49,405,402
CONSUMER STAPLES: 8.5%
Avon Products, Inc.	356,500	6,855,495
Corn Products International, Inc. (f)	196,760	4,171,312
CVS Caremark Corp.	1,084,800	29,821,152
General Mills, Inc.	87,852	4,382,058
HJ Heinz Co. (f)	381,295	12,605,613
McCormick & Co., Inc.	225,000	6,653,250
PepsiCo, Inc. (f)	565,000	29,086,200
Procter & Gamble Co., The (f)	610,300	28,739,027
Ralcorp Holdings, Inc. (a)(f)	185,000	9,967,800
		132,281,907
ENERGY: 7.4%
Baker Hughes, Inc. (f)	530,410	15,143,206
Cal Dive International, Inc. (a)	812,275	5,499,102
ConocoPhillips (f)	201,500	7,890,740
ENSCO International, Inc.	494,300	13,049,520
Helix Energy Solutions Group, Inc. (a)	400,000	2,056,000
Noble Corp.	756,154	18,215,750
Petroleo Brasileiro SA, ADR	219,510	6,688,470
Sasol Ltd., ADR	58,800	1,702,260
Southwestern Energy Co. (a)	278,680	8,274,009
StatoilHydro ASA, ADR	631,825	11,019,028
Suncor Energy, Inc.	413,200	9,177,172
XTO Energy, Inc.	610,903	18,705,835
		117,421,092
FINANCIALS: 4.6%
ACE, Ltd.	30,000	1,212,000
Banco Bilbao Vizcaya Argentaria SA, ADR	1,004,609	8,167,471
Bank of New York Mellon Corp., The	70,000	1,977,500
BlackRock, Inc. (f)	63,900	8,309,556
CME Group, Inc. (f)	48,600	11,974,554
Goldman Sachs Group, Inc., The	32,500	3,445,650
Hospitality Properties Trust, REIT	200,000	2,400,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCK, continued
FINANCIALS, continued
ING Groep NV, ADR	350,000	$1,904,000
JPMorgan Chase & Co.	231,725	6,159,251
Mitsubishi UFJ Financial Group, ADR	1,254,900	6,174,108
National Bank of Greece SA, ADR	2,125,258	6,545,795
Nomura Holdings, Inc., ADR	250,000	1,257,500
State Street Corp.	70,600	2,173,068
T Rowe Price Group, Inc.	150,000	4,329,000
Willis Group Holdings, Ltd.	325,200	7,154,400
		73,183,853
HEALTH CARE: 11.1%
Amgen, Inc. (a)(f)	596,320	29,529,766
Baxter International, Inc.	699,100	35,807,902
Becton Dickinson & Co.	513,530	34,529,757
Gilead Sciences, Inc. (a)	541,000	25,059,120
Johnson & Johnson (f)	390,300	20,529,780
Pharmaceutical Product Development, Inc.	186,900	4,433,268
Teva Pharmaceutical Industries, Ltd., ADR	562,581	25,344,274
		175,233,867
INDUSTRIALS: 2.1%
Deere & Co.	521,300	17,135,131
Diana Shipping, Inc.	171,100	2,017,269
Emerson Electric Co.	348,075	9,947,984
Ryder System, Inc.	150,800	4,269,148
		33,369,532
INFORMATION TECHNOLOGY: 14.0%
Applied Materials, Inc.	1,125,000	12,093,750
Automatic Data Processing, Inc.	256,495	9,018,364
Cisco Systems, Inc. (a)	1,871,748	31,389,214
Citrix Systems, Inc. (a)	392,800	8,892,992
EMC Corp. (a)	1,853,500	21,129,900
Fiserv, Inc. (a)	525,000	19,141,500
Hewitt Associates, Inc., Class A (a)	554,130	16,490,909
Intel Corp.	1,110,000	16,705,500
Intuit, Inc. (a)	810,000	21,870,000
Microsoft Corp.	1,078,270	19,807,820
QUALCOMM, Inc.	932,200	36,271,902
Research in Motion, Ltd. (a)(f)	188,294	8,109,822
		220,921,673

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCK, continued
MATERIALS: 0.7%
Rio Tinto PLC, ADR	25,300	$3,391,718
United States Steel Corp.	160,000	3,380,800
Vulcan Materials Co.	111,339	4,931,204
		11,703,722
TELECOMMUNICATION SERVICES: 4.4%
America Movil SAB de CV, ADR	580,667	15,724,462
American Tower Corp. (a)	501,867	15,271,813
Telefonica SA, ADR	200,000	11,924,000
Verizon Communications, Inc. (f)	497,760	15,032,352
Vodafone Group PLC, ADR	641,700	11,178,413
		69,131,040
UTILITIES: 4.2%
American Water Works Co., Inc.	648,879	12,484,432
EQT Corp.	605,300	18,964,049
Oneok, Inc.	628,028	14,212,274
UGI Corp.	560,000	13,221,600
Veolia Environnement, ADR	386,095	8,069,385
		66,951,740

TOTAL COMMON STOCKS (Cost $1,188,046,725)		949,603,828

PREFERRED STOCKS: 0.2%
FINANCIALS: 0.2%
Aegon NV, 4.000%	45,000	253,350
HRPT Properties Trust, REIT, 8.750%	29,167	333,962
National Bank of Greece SA, ADR, 9.000%	150,000	2,475,000
Regency Centers Corp., REIT, 7.450%	32,000	528,000

TOTAL PREFERRED STOCKS (Cost $6,284,895)		3,590,312

TOTAL STOCKS (Cost $1,194,331,620)		953,194,140

EXCHANGE TRADED FUNDS: 1.2%
iShares Barclays TIPS Bond Fund	50,100	5,147,775
iShares Silver Trust (a)	225,000	2,880,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
EXCHANGE TRADED FUNDS, continued
PowerShares DB Commodity Index Tracking Fund (a)	155,000	$3,100,000
SPDR Gold Trust (a)	45,250	4,085,170
United States Natural Gas Fund (a)	200,000	3,040,000

TOTAL EXCHANGE TRADED FUNDS (Cost $23,901,212)		18,252,945

BONDS: 34.1%
CORPORATE BONDS: 12.0%
CONSUMER DISCRETIONARY: 1.4%
Harley-Davidson, Inc., 6.800%, 06/15/18	$2,000,000	1,299,600
Harley-Davidson, Inc., 144A, 5.000%, 12/15/10	1,000,000	908,348
Harley-Davidson, Inc., 144A, 5.250%, 12/15/12	2,000,000	1,434,504
Harley-Davidson, Inc., 144A, 6.800%, 06/15/18	3,000,000	1,949,400
John Deere Capital Corp., 1.746%, 08/19/10	5,000,000	4,877,080
McGraw-Hill Companies, Inc., The, 5.375%, 11/15/12	4,000,000	3,834,756
Staples, Inc., 7.375%, 10/01/12	5,000,000	4,966,200
Target Corp., 6.000%, 01/15/18	3,000,000	3,018,153
		22,288,041
CONSUMER STAPLES: 2.2%
CVS Corp. Pass-Through Trust, 144A, 7.770%, 01/10/12	4,096,741	4,136,369
Estee Lauder Cos., Inc., 6.000%, 01/15/12	1,599,000	1,646,781
Estee Lauder Cos., Inc., 7.750%, 11/01/13	5,000,000	5,501,455
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,306,454
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,391,270
Kraft Foods, Inc., 6.250%, 06/01/12	5,000,000	5,279,460
Kraft Foods, Inc., 6.125%, 08/23/18	2,000,000	2,008,338
PepsiCo, Inc., 5.150%, 05/15/12	2,000,000	2,146,468
PepsiCo, Inc., 5.000%, 06/01/18	5,000,000	5,182,515
		34,599,110
ENERGY: 1.1%
Baker Hughes, Inc., 7.500%, 11/15/18	2,230,000	2,538,839
ConocoPhillips, 5.200%, 05/15/18	2,850,000	2,826,385
Enbridge Energy Partners, LP, 4.750%, 06/01/13	2,000,000	1,809,406
National Oilwell Varco, Inc., 6.125%, 08/15/15	2,000,000	1,748,130
Petrobras International Finance Co., 7.875%, 03/15/19	2,000,000	2,082,400
Statoil Hydro ASA, 144A, 5.125%, 04/30/14	3,000,000	3,083,712
XTO Energy, Inc., 5.650%, 04/01/16	3,000,000	2,867,178
		16,956,050

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS: 3.1%
Aflac, Inc. , 6.500%, 04/15/09	$5,000,000	$5,004,810
American Express Bank, FSB, 5.500%, 04/16/13	2,000,000	1,726,482
American Express Co., 7.000%, 03/19/18	1,000,000	883,546
American Express Travel Rel. Serv. Co., Inc., 144A, 5.250%, 11/21/11	2,000,000	1,806,316
American Honda Finance Corp., 3.750%, 03/16/11 (b)(US)	2,000,000	2,554,712
American Honda Finance Corp., 144A, 6.700%, 10/01/13	3,000,000	2,938,707
Bank of America Corp., 3.125%, 06/15/12	1,000,000	1,035,335
Bear Steans Co., Inc., 6.950%, 08/10/12	2,000,000	2,038,240
Calvert Social Investment Foundation, 3.000%, 12/15/09	3,000,000	3,003,750
CME Group, Inc., 5.750%, 02/15/14	2,000,000	2,063,456
Eaton Vance Corp., 6.500%, 10/02/17	2,000,000	1,718,488
Goldman Sachs Group, Inc., The, 7.350%, 10/01/09	1,000,000	1,012,562
Goldman Sachs Group, Inc., The, 5.450%, 11/01/12	2,000,000	1,926,518
Janus Capital Group, Inc., 6.500%, 06/15/12	3,000,000	1,902,981
JPMorgan Chase & Co., 5.125%, 09/15/14	2,000,000	1,771,402
Merrill Lynch & Co., 6.875%, 04/25/18	2,000,000	1,566,624
Monumental Global Funding, Ltd., 144A, 1.329%, 01/25/13	2,000,000	1,502,714
Monumental Global Funding, Ltd., 144A, 5.500%, 04/22/13	2,000,000	1,819,850
PNC Bank NA, 6.875%, 04/01/18	2,000,000	1,952,982
Principal Life Global Funding I, 144A, 6.250%, 02/15/12	2,000,000	1,956,576
Principal Life Income Funding Trust, 5.300%, 12/14/12	2,000,000	1,862,582
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	2,232,903
Toyota Motor Credit Corp., 2.750%, 08/06/09	272,727	274,248
Toyota Motor Credit Corp., 4.625%, 02/01/11 (c)(US)	2,000,000	2,906,375
Toyota Motor Credit Corp., 1.590%, 01/18/15	2,000,000	1,955,880
		49,418,039
HEALTH CARE: 1.1%
Biogen Idec, Inc., 6.875%, 03/01/18	2,500,000	2,381,640
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	2,000,000	2,085,004
UnitedHealth Group, Inc., 4.875%, 02/15/13	2,500,000	2,437,073
UnitedHealth Group, Inc., 4.875%, 03/15/15	2,000,000	1,811,632
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	2,405,950
WellPoint, Inc., 4.250%, 12/15/09	3,000,000	3,015,183
WellPoint, Inc., 6.375%, 01/15/12	2,991,000	3,069,301
		17,205,783
INDUSTRIALS: 0.3%
Emerson Electric Co., 5.250%, 10/15/18	1,000,000	1,040,683
Ryder System, Inc., 5.850%, 03/01/14	2,000,000	1,823,830
Union Pacific Corp., 5.700%, 08/15/18	2,000,000	1,907,060
		4,771,573

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY: 1.8%
Cisco Systems, Inc., 5.500%, 02/22/16	$4,400,000	$4,662,478
Corning, Inc., 6.200%, 03/15/16	3,000,000	2,898,687
Fiserv, Inc., 6.125%, 11/20/12	3,500,000	3,465,490
Hewlett-Packard Co., 4.500%, 03/01/13	5,000,000	5,146,530
IBM International Group Capital LLC, 5.050%, 10/22/12	2,845,000	3,010,001
International Business Machines Corp. (IBM), 5.700%, 09/14/17	5,000,000	5,188,020
Intuit, Inc., 5.400%, 03/15/12	3,500,000	3,300,227
		27,671,433
TELECOMMUNICATION SERVICES: 0.9%
America Movil SAB de CV, 9.000%, 01/15/16 (d)(e)(MX)	52,000,000	3,501,793
AT&T, Inc., 4.850%, 02/15/14	2,500,000	2,526,518
Telefonos de Mexico SAB de CV, 8.750%, 01/31/16 (d)(MX)	21,000,000	1,350,775
Verizon Communications, Inc., 5.500%, 04/01/17	2,000,000	1,935,866
Verizon Communications, Inc., 8.750%, 11/01/18	2,000,000	2,292,176
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	2,977,952
		14,585,080
UTILITIES: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	2,804,765

TOTAL CORPORATE BONDS (Cost $193,395,569)		190,299,874

U.S. GOVERNMENT AGENCY BONDS: 8.1%
FEDERAL FARM CREDIT BANK (AGENCY): 2.0%
3.950%, 03/04/13	3,000,000	3,064,197
3.980%, 04/03/13	3,000,000	3,000,480
5.250%, 01/08/14	4,000,000	4,110,804
5.180%, 10/01/14	3,000,000	3,132,474
5.230%, 10/15/14	4,000,000	4,183,440
3.850%, 02/11/15	4,000,000	4,177,484
4.550%, 04/14/15	4,000,000	4,004,352
5.150%, 06/05/15	3,000,000	3,019,056
5.500%, 08/22/19	1,900,000	2,111,438
5.500%, 08/17/20	1,500,000	1,515,686
		32,319,411
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 4.2%
5.375%, 05/15/09	2,000,000	2,011,872
5.050%, 08/24/11	3,000,000	3,046,089
4.875%, 11/15/11	6,000,000	6,473,934

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM (AGENCY), continued
5.000%, 12/15/11	$4,850,000	$4,975,445
5.250%, 04/16/12	2,000,000	2,003,386
5.375%, 09/07/12	5,000,000	5,281,715
5.000%, 09/14/12	2,500,000	2,733,753
4.500%, 06/10/13	3,000,000	3,020,193
5.270%, 01/22/14	1,915,000	1,974,256
5.250%, 03/26/14	5,000,000	5,178,055
5.210%, 10/06/14	3,000,000	3,152,157
5.000%, 11/05/14	4,000,000	4,084,956
5.100%, 11/19/14	4,000,000	4,090,844
4.600%, 01/14/15	4,000,000	4,090,048
4.000%, 01/28/15	4,000,000	4,124,140
6.180%, 07/06/17	3,000,000	3,038,031
5.125%, 12/13/17	3,500,000	3,628,223
5.000%, 03/28/18	4,050,000	4,119,205
		67,026,302
FANNIE MAE (AGENCY): 1.9%
4.750%, 04/19/10	3,000,000	3,110,853
3.000%, 04/01/11	4,000,000	4,000,000
4.550%, 01/04/13	4,000,000	4,092,912
4.000%, 01/28/13	7,000,000	7,471,926
4.000%, 04/02/13	3,000,000	3,203,808
4.000%, 04/29/13	4,500,000	4,509,504
4.250%, 05/08/13	3,000,000	3,010,115
		29,399,118

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $124,884,875)		128,744,831

GOVERNMENT BONDS: 0.7%
Private Export Funding Corp., 4.974%, 08/15/13	2,000,000	2,204,870
US Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,217,926
US Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,509,850

TOTAL GOVERNMENT BONDS (Cost $10,020,505)		10,932,646

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MUNICIPAL BONDS: 2.5%
Chicago Illinois, 5.250%, 01/01/17	$4,000,000	$4,552,440
Florida State Board of Education, 5.250%, 06/01/16	1,180,000	1,325,636
Florida State Board of Education, 5.000%, 06/01/16	3,050,000	3,394,223
Illinois State Toll Highway Authority, 5.000%, 01/01/23	4,000,000	4,156,080
Illinois State Toll Highway Authority, 5.000%, 01/01/23	2,000,000	2,063,600
Massachusetts Bay Tranportation Authority, 5.250%, 07/01/14	3,185,000	3,634,754
Massachusetts, State of , 5.000%, 09/01/14	2,000,000	2,260,180
Oregon State, 4.042%, 06/01/09	3,880,000	3,895,093
Pennsylvania Convention Center, 4.920%, 09/01/10	2,000,000	1,979,040
Pennsylvania State Turnpike Commission, 6.700%, 06/01/18	4,815,000	5,025,271
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	3,942,956
San Diego County California Pension Obligation, 5.728%, 08/15/17	3,000,000	3,055,230

TOTAL MUNICIPAL BONDS (Cost $38,888,442)		39,284,503

U.S. TREASURY NOTE: 3.4%
2.875%, 06/30/10	5,000,000	5,141,020
2.375%, 08/31/10	3,000,000	3,074,415
3.375%, 06/30/13	11,000,000	11,894,619
1.875%, 07/15/13 (TIPS)	2,298,900	2,359,963
3.125%, 08/31/13	16,000,000	17,136,256
3.125%, 09/30/13	3,000,000	3,213,753
2.750%, 10/31/13	7,000,000	7,385,007
2.000%, 01/15/14 (TIPS)	3,427,650	3,537,979

TOTAL U.S. TREASURY NOTES (Cost $51,158,409)		53,743,012

MORTGAGE-BACKED SECURITIES: 7.4%
U.S. GOVERNMENT MORTGAGE-BACKED: 7.2%
GINNIE MAE (MORTGAGE BACKED): 1.5%
6.000%, 02/15/19	434,160	457,323
6.000%, 05/15/21	1,272,181	1,340,054
6.000%, 07/15/21	252,811	266,299
6.500%, 12/15/21	702,094	739,553
6.000%, 02/15/22	2,405,424	2,533,277
6.000%, 08/15/35	2,784,105	2,917,523
6.000%, 05/20/36	988,590	1,033,996
6.000%, 04/15/37	896,873	939,292
6.000%, 01/15/38	2,871,119	3,004,221

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
GINNIE MAE (MORTGAGE-BACKED), continued
6.000%, 01/15/38	$2,287,844	$2,393,906
5.000%, 04/20/38	3,752,692	3,869,723
7.000%, 08/20/38	2,303,730	2,427,239
6.500%, 08/20/38	2,526,626	2,646,652
		24,569,058
FREDDIE MAC (MORTGAGE-BACKED): 1.4%
4.000%, 04/01/10	1,333,799	1,345,644
4.000%, 05/01/14	1,237,107	1,263,556
5.000%, 08/01/18	2,388,997	2,498,567
4.500%, 09/01/18	901,284	933,749
4.000%, 09/01/18	493,068	505,210
5.500%, 10/01/18	469,136	491,454
5.500%, 10/01/18	358,719	375,784
5.000%, 10/01/18	806,954	843,209
5.000%, 11/01/18	331,125	346,001
5.000%, 11/01/18	407,823	426,146
4.500%, 01/01/21	3,353,810	3,474,617
5.597%, 05/01/36	754,498	780,695
5.917%, 04/01/37	2,696,129	2,807,381
6.713%, 09/01/37	1,153,994	1,197,534
6.455%, 10/01/37	1,824,295	1,892,152
5.500%, 03/01/38	2,238,650	2,325,731
		21,507,430
FANNIE MAE (MORTGAGE BACKED): 4.3%
5.500%, 09/01/09	448,635	452,536
4.000%, 09/01/10	804,760	824,096
5.500%, 11/01/11	271,859	274,223
5.000%, 01/01/14	776,147	798,624
5.000%, 02/01/14	524,154	539,484
5.500%, 10/01/14	1,120,965	1,162,659
5.500%, 11/01/14	1,115,255	1,156,130
5.500%, 11/01/16	1,574,294	1,641,232
5.000%, 04/01/18	2,328,932	2,434,291
4.500%, 07/01/18	2,662,602	2,761,840
3.500%, 09/01/18	1,226,844	1,218,894
3.500%, 10/01/18	121,803	121,014
3.500%, 10/01/18	948,219	942,074
5.000%, 11/01/18	96,307	100,664
5.000%, 11/01/18	442,543	462,563

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE (MORTGAGE-BACKED), continued
5.000%, 11/01/18	$647,691	$676,993
5.000%, 02/01/19	1,633,255	1,703,059
5.500%, 07/01/19	1,533,134	1,606,070
5.500%, 10/01/19	1,415,104	1,482,425
4.500%, 11/01/19	1,601,123	1,658,797
5.000%, 01/01/20	1,432,604	1,493,833
5.000%, 03/01/20	1,062,375	1,105,788
4.000%, 08/01/20	4,987,287	5,085,163
5.000%, 10/01/20	2,279,502	2,372,653
5.000%, 10/01/23	1,452,859	1,508,287
4.500%, 01/01/25	1,368,654	1,405,480
5.000%, 06/01/25	1,864,218	1,933,353
5.000%, 11/01/25	2,617,872	2,714,957
8.000%, 05/01/30	55,722	60,591
6.000%, 09/25/30	3,250,000	3,359,193
6.500%, 06/01/32	386,887	410,701
5.588%, 12/01/33	417,957	429,389
5.160%, 12/01/33	739,789	761,782
6.000%, 02/01/34	1,479,569	1,551,770
3.856%, 05/01/34	2,576,825	2,503,288
4.269%, 01/01/35	2,987,662	3,037,231
3.760%, 03/01/35	1,778,429	1,741,277
4.624%, 06/01/35	1,080,796	1,100,554
6.000%, 04/01/36	490,193	512,965
6.000%, 04/01/36	522,898	547,189
5.367%, 05/01/36	2,314,675	2,389,636
5.547%, 06/01/37	2,610,660	2,706,355
6.000%, 01/25/41	6,365,516	6,538,892
		67,287,995
COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	1,474,809
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	1,614,630
		3,089,439

TOTAL MORTGAGE-BACKED SECURITIES (Cost $113,985,657)		116,453,922

TOTAL BONDS (Cost $532,333,457)		539,458,788

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CERTIFICATES OF DEPOSIT: 0.1%
Hope Community Credit Union, 3.150%, 05/07/09	$100,000	$100,000
Self Help Credit Union, 1.320%, 05/26/09	500,000	500,000
South Shore Bank, 2.750%, 04/11/09	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,100,000)		1,100,000

TOTAL INVESTMENTS: 95.7% (Cost $1,751,666,289)		1,512,005,873

Other assets and liabilities - (Net): 4.3%		68,389,107

Net Assets: 100.0%		$1,580,394,980

(a) Non income producing security.

(b) Principal amount is in Euro dollars; value is in U.S. dollars.

(c) Principal amount is in Great British pounds; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Illiquid security.

(f) Security or partial position of this security has been segregated by the custodian to cover options contracts.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

MX - Mexico

US - United States

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
GameStop Corp., expires January 2010, exercise price $40.00	500	$(115,000)
Target Corp., expires January 2010,exercise price $45.00	100	(27,100)
Target Corp., expires January 2010,exercise price $55.00	660	(52,140)
Target Corp., expires January 2010,exercise price $60.00	540	(26,460)

TOTAL WRITTEN CALLS (Premiums Received $522,344)		$(220,700)

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
SCHEDULE OF WRITTEN OPTIONS, continued

PUTS:
Amgen, Inc., expires January 2010, exercise price $40.00	125	$(46,250)
Baker Hughes, Inc., expires July 2009, exercise price $25.00	100	(23,000)
BlackRock, Inc., expires October 2009, exercise price $75.00	80	(40,000)
CME Group, Inc., expires January 2010, exercise price $100.00	100	(57,000)
ConocoPhillips, expires August 2009, exercise price $35.00	100	(30,000)
Corn Products International, Inc., expires July 2009 exercise price $17.50	100	(10,500)
HJ Heinz Co.. expires January 2010, exercise price $30.00	150	(41,250)
Johnson & Johnson, expires January 2010, exercise price $50.00	175	(78,750)
PepsiCo, Inc., expires July 2009, exercise price $45.00	150	(21,000)
Procter & Gamble Co., The, expires January 2010, exercise price $40.00	75	(22,500)
Procter & Gamble Co., The, expires January 2010, exercise price $45.00	100	(50,000)
Ralcorp Holdings, Inc., expires June 2009, exercise price $45.00	100	(13,000)
Research in Motion, Ltd., expires September 2009, exercise price $30.00	75	(19,650)
Target Corp., expires April 2009, exercise price $25.00	100	(1,300)
Verizon Communications, Inc., expires July 2009, exercise price $25.00	75	(7,500)
Verizon Communications, Inc., expires January 2010 exercise price $25.00	100	(23,400)

TOTAL WRITTEN PUTS (Premiums Received $576,774)		$(485,100)

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 98.2%
CONSUMER DISCRETIONARY: 13.3%
Amazon.com, Inc. (a)	16,250	$1,193,400
Best Buy Co., Inc.	37,500	1,423,500
Burger King Holdings, Inc.	49,000	1,124,550
GameStop Corp., Class A (a)	28,500	798,570
Lowe’s Cos., Inc.	63,283	1,154,915
McGraw-Hill Cos, Inc., The	26,500	606,055
Nike, Inc., Class B (c)	31,210	1,463,437
TJX Cos., Inc.	37,292	956,167
		8,720,594
CONSUMER STAPLES: 8.7%
Chattem, Inc. (a)	7,250	406,363
CVS Caremark Corp.	40,000	1,099,600
General Mills, Inc.	26,500	1,321,820
PepsiCo, Inc. (c)	25,680	1,322,006
Procter & Gamble Co., The (c)	11,000	517,990
Whole Foods Market, Inc.	63,500	1,066,800
		5,734,579
ENERGY: 8.8%
Baker Hughes, Inc.	30,000	856,500
Devon Energy Corp.	16,144	721,475
Enbridge Energy Partners, LP	27,897	834,957
National Oilwell Varco, Inc. (a)	18,543	532,370
Noble Corp.	19,000	457,710
ONEOK Partners, LP	8,625	350,606
Petroleo Brasileiro SA, ADR	38,500	1,173,095
StatoilHydro ASA, ADR	49,500	863,280
		5,789,993
FINANCIALS: 5.7%
CME Group, Inc. (c)	1,550	381,905
Credit Suisse Group AG, ADR	15,000	457,350
JPMorgan Chase & Co.	24,125	641,243
Northern Trust Corp.	8,750	523,425
State Street Corp.	17,834	548,931
T Rowe Price Group, Inc.	5,000	144,300
Tower Group, Inc.	42,710	1,051,947
		3,749,101
HEALTH CARE: 11.9%
Catalyst Health Solutions, Inc. (a)	37,500	743,250
CR Bard, Inc.	15,350	1,223,702

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Genzyme Corp. (a)	7,334	$435,566
Gilead Sciences, Inc. (a)(c)	43,003	1,991,899
Pharmaceutical Product Development, Inc.	35,747	847,919
Teva Pharmaceutical Industries, Ltd., ADR (c)	26,000	1,171,300
Thermo Fisher Scientific, Inc. (a)	40,212	1,434,362
		7,847,998
INDUSTRIALS: 10.9%
Expeditors International of Washington,Inc	44,100	1,247,589
Fuel Tech, Inc. (a)	59,952	627,098
Landstar System, Inc.	17,000	568,990
Pall Corp.	31,125	635,884
Quanta Services, Inc. (a)	54,200	1,162,590
Terex Corp. (a)	29,000	268,250
Union Pacific Corp. (c)	19,250	791,368
United Parcel Service, Inc., Class B	24,251	1,193,634
UTi Worldwide, Inc.	57,000	681,150
		7,176,553
INFORMATION TECHNOLOGY: 31.1% (b)
Adobe Systems, Inc. (a)	40,000	855,600
ASML Holding NV	56,000	980,560
BMC Software, Inc. (a)	18,250	602,250
Cisco Systems, Inc. (a)	92,822	1,556,625
Citrix Systems, Inc. (a)	43,500	984,840
Cognizant Technology Solut. Corp., Class A (a)	57,000	1,185,030
eBay, Inc. (a)	10,000	125,600
Google, Inc., Class A (a)	4,450	1,548,867
Hewlett-Packard Co.	16,000	512,960
HTC Corp.	39,936	491,731
Intel Corp.	87,500	1,316,875
International Business Machines Corp.	22,617	2,191,361
Itron, Inc. (a)	10,500	497,175
Juniper Networks, Inc. (a)	22,500	338,850
Microsoft Corp.	72,751	1,336,436
NetApp, Inc. (a)	60,500	897,820
Nuance Communications, Inc. (a)	71,000	771,060
QUALCOMM, Inc.	39,500	1,536,945
Research in Motion, Ltd. (a)	3,000	129,210
Salesforce.com, Inc. (a)(c)	24,000	785,520

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Sybase, Inc. (a)	20,000	$605,800
Texas Instruments, Inc.	49,000	808,990
Trimble Navigation, Ltd. (a)	27,625	422,110
		20,482,215
MATERIALS: 4.5%
Airgas, Inc.	33,543	1,134,089
Rio Tinto PLC, ADR	5,000	670,300
Syngenta AG, ADR	17,400	697,914
Wacker Chemie AG	5,370	443,500
		2,945,803
TELECOMMUNICATION SERVICES: 2.2%
America Movil SAB de CV, ADR	15,153	410,343
Vodafone Group PLC, ADR	59,838	1,042,378
		1,452,721
UTILITIES: 1.1%
American Water Works Co., Inc.	38,904	748,512

TOTAL COMMON STOCKS (Cost $85,617,066)		64,648,069

TOTAL INVESTMENTS: 98.2% (Cost $85,617,066)		64,648,069

Other assets and liabilities - (Net): 1.8%		1,188,580

Net Assets: 100.0%		$65,836,649

(a) Non-income producing security.

(b)  Broad industry sectors used for financial reporting purposes.  Diversification compliance testing is based on narrower industries within broad sector.  Fund meets diversificaiton requirements.

(c) Security or partial position of this security has been segregated by the custodian to cover options contracts.

ADR - American Depository Receipt

LP - Limited Partnership

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Gilead Sciences, Inc., expires May 2009, exercise price $52.50	50	$(4,150)
Nike, Inc., Class B, expires July 2009, exercise price $60.00	25	(2,125)

TOTAL WRITTEN CALLS (Premiums Received $28,025)		$(6,275)

PUTS:
CME Group, Inc., expires January 2010, exercise price $100.00	13	$(7,410)
PepsiCo., Inc., expires January 2010, exercise price $40.00	25	(5,250)
Procter & Gamble Co., The, expires January 2010, exercise price $40.00	25	(7,500)
Salesforce.com, Inc., expires January 2010, exercise price $20.00	20	(4,500)
Salesforce.com, Inc., expires January 2010, exercise price $17.50	10	(1,400)
Teva Pharmaceutical Industries, Ltd., ADR expires January 2010, exercise price $30.00	22	(2,090)
Union Pacific Corp., expires January 2010, exercise price $45.00	15	(15,450)

TOTAL WRITTEN PUTS (Premiums Received $60,244)		$(43,600)

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	March 31, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 92.0%
CONSUMER DISCRETIONARY: 9.6%
Burger King Holdings, Inc.	1,400	$32,130
Chico’s FAS, Inc. (a)	4,000	21,480
GameStop Corp., Class A (a)	1,000	28,020
Nobel Learning Communities, Inc. (a)	2,600	30,524
Pool Corp.	1,472	19,725
		131,879
CONSUMER STAPLES: 2.2%
Alberto-Culver Co.	1,200	27,132
American Oriental Bioengineering, Inc. (a)	1,000	3,860
		30,992
ENERGY: 7.5%
Cal Dive International, Inc. (a)	2,500	16,925
Core Laboratories NV	300	21,948
Natural Gas Services Group, Inc. (a)	3,000	27,000
T-3 Energy Services, Inc. (a)	1,000	11,780
Whiting Petroleum Corp. (a)	1,000	25,850
		103,503
FINANCIALS: 21.6%
American Physicians Capital, Inc.	900	36,828
American Physicians Service Group, Inc.	2,100	40,257
Amtrust Financial Services, Inc.	1,969	18,804
Capital Southwest Corp.	149	11,382
Danvers Bancorp, Inc.	1,700	23,477
ESSA Bancorp, Inc.	1,700	22,627
Hercules Technology Growth Capital, Inc.	3,973	19,865
NGP Capital Resources Co.	2,506	12,455
Och-Ziff Capital Management Group, Class A	2,000	12,140
optionsXpress Holdings, Inc.	4,000	45,480
ProAssurance Corp (a)	600	27,972
United Financial Bancorp, Inc.	2,000	26,180
		297,467
HEALTH CARE: 19.8%
Almost Family, Inc. (a)	1,000	19,090
Bio-Reference Labs, Inc. (a)	400	8,364
Hologic, Inc. (a)	1,200	15,708
Home Diagnostics, Inc. (a)	7,500	42,525
Integra LifeSciences Holdings Corp. (a)	600	14,838
Kendle International, Inc. (a)	600	12,576
Merit Medical Systems, Inc. (a)	2,800	34,188

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Natus Medical, Inc. (a)	3,361	$28,602
Pharmaceutical Product Development, Inc.	1,400	33,208
Techne Corp.	400	21,884
VCA Antech, Inc. (a)	1,900	42,845
		273,828
INDUSTRIALS: 6.1%
BE Aerospace, Inc, (a)	2,957	25,637
Continental Airlines, Inc., Class B (a)	3,500	30,835
Insteel Industries, Inc.	1,500	10,440
SYKES Enterprises, Inc. (a)	1,000	16,630
		83,542
INFORMATION TECHNOLOGY: 14.2%
Cogent, Inc. (a)	2,800	33,320
Factset Research Systems, Inc.	300	14,997
Mettler-Toledo International, Inc. (a)	350	17,966
Micros Systems, Inc. (a)	800	15,000
SPSS, Inc. (a)	1,000	28,430
Sybase, Inc. (a)	900	27,261
Teradata Corp. (a)	1,000	16,220
TheStreet.com, Inc.	6,010	11,840
Varian Semiconductor Equipment Assoc. (a)	600	12,996
VASCO Data Security International, Inc. (a)	3,000	17,310
		195,340
MATERIALS: 4.1%
Aptargroup, Inc.	700	21,798
Sensient Technologies Corp.	1,500	35,250
		57,048
UTILITIES: 6.9%
American Water Works Co., Inc.	2,200	42,328
ITC Holdings Corp.	300	13,086
Oneok, Inc.	500	11,315
UGI Corp.	1,223	28,874
		95,603

TOTAL COMMON STOCKS (Cost $1,524,208)		1,269,202

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
EXCHANGE TRADED FUNDS: 2.5%
PowerShares DB Commodity Index Tracking Fund (a)	800	$16,000
SPDR Gold Trust (a)	200	18,056

TOTAL EXCHANGE TRADED FUNDS (Cost $31,470)		34,056

TOTAL INVESTMENTS: 94.5% (Cost $1,555,678)		1,303,258

Other assets and liabilities - (Net): 5.5%		75,690

Net Assets: 100.0%		$1,378,948

(a) Non-income producing security.

Schedule of Investments (Unaudited)
Pax World International Fund	March 31, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 88.8%
COMMON STOCKS: 88.3%
AUSTRALIA: 4.0%
CSL, Ltd.	2,222	$50,209
National Australia Bank, Ltd.	1,870	26,104
Sims Metal Management, Ltd.	1,977	23,482
		99,795
BELGUIM: 2.1%
Anheuser-Busch InBev NV (a)	1,879	51,739

BRAZIL: 1.9%
Aracruz Celulose SA, ADR	2,224	14,678
Petroleo Brasileiro SA, ADR	1,035	31,536
		46,214
CHINA: 0.6%
Suntech Power Holdings Co., Ltd., ADR (a)	1,306	15,267

FINLAND: 2.0%
Fortum Oyj	2,601	49,543

FRANCE: 8.0%
CGG-Veritas, ADR (a)	2,009	23,184
L’Oreal SA	719	49,428
LVMH Moet Hennessy Louis Vuitt	453	28,426
Neopost SA	365	28,306
Veolia Environnement, ADR	1,852	38,707
Vinci SA	820	30,442
		198,493
GERMANY: 7.8%
Fresenius Medical Care AG & Co., ADR	1,512	58,514
Linde AG	350	23,764
Merck KGAA	494	43,648
Metro AG	1,285	42,368
Wacker Chemie AG	294	24,281
		192,575
GREAT BRITAIN: 12.7%
BG Group PLC	3,360	50,684
Game Group PLC	12,235	26,409
HSBC Holdings PLC, ADR	888	25,059
ICAP PLC	7,510	32,704
Pennon Group PLC	5,345	31,026

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
GREAT BRITAIN, continued
Rio Tinto PLC, ADR	308	$41,290
Sage Group PLC, The	10,200	24,719
Standard Chartered PLC	1,914	23,767
Vodafone Group PLC, ADR	3,431	59,768
		315,426
GREECE: 1.7%
Diana Shipping, Inc.	1,084	12,780
National Bank of Greece SA	1,979	30,060
		42,840
HONG KONG: 1.1%
Sun Hung Kai Properties, Ltd.	3,000	26,977

IRELAND: 0.6%
Kingspan Group PLC	4,217	15,423

JAPAN: 19.8%
Asahi Pretec Corp.	1,400	20,763
Canon, Inc., ADR	915	26,562
Central Japan Railway Co.	11	62,027
Eisai Co., Ltd.	1,800	52,982
Honda Motor Co, Ltd., ADR	1,360	32,232
Horiba, Ltd.	1,100	19,002
Kao Corp.	3,000	58,537
Kobe Steel Ltd.	18,000	23,277
Komatsu, Ltd.	3,100	34,307
Kurita Water Industries, Ltd.	1,200	23,354
Mizuho Financial Group, Inc.	21,600	42,180
NGK Insulators, Ltd.	1,000	15,641
Nippon Building Fund, Inc., REIT	6	51,858
Nippon Electric Glass Co., Ltd.	2,000	14,185
NSK, Ltd.	4,000	15,526
		492,433
MEXICO: 0.9%
America Movil SAB de CV, ADR	842	22,801

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCK, continued
NETHERLANDS: 4.7%
Koninklijke (Royal) KPN NV	3,707	$49,492
Nutreco Holding NV	690	24,706
Reed Elsevier NV, ADR	2,032	43,505
		117,703
NORWAY: 3.9%
Norsk Hydro ASA	2,424	9,121
StatoilHydro ASA, ADR	5,002	87,235
		96,356
SINGAPORE: 1.9%
Hyflux, Ltd.	22,000	23,880
Raffles Education Corp., Ltd.	96,000	23,764
		47,644
SPAIN: 2.3%
Banco Bilbao Vizcaya Argentaria SA, ADR	4,209	34,219
Gamesa Corp. Tecnologica SA	1,832	23,498
		57,717
SWEDEN: 2.3%
Hennes & Mauritz AB	1,497	56,123

SWITZERLAND: 6.3%
Credit Suisse Group AG, ADR	949	28,935
Roche Holding AG	603	82,762
Syngenta AG, ADR	1,088	43,641
		155,338
TAIWAN: 0.6%
Taiwan Semiconductor, ADR	1,695	15,171

TURKEY: 3.1%
Turkcell Iletisim Hizmet AS, ADR	2,350	28,882
Turkiye Halk Bankasi AS	21,523	47,023
		75,905

TOTAL COMMON STOCKS (Cost $3,036,200)		2,191,483

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
PREFERRED STOCK: 0.5%
GREECE: 0.5%
National Bank of Greece SA, ADR, 9.000%	800	$13,200

TOTAL PREFERRED STOCK (Cost $14,785)		13,200

TOTAL STOCKS (Cost $3,050,985)		2,204,683

EXCHANGE TRADED FUNDS: 9.8%
CurrencyShares Australian Dollar Trust	290	20,207
CurrencyShares Japanese Yen Trust (a)	1,120	112,582
PowerShares DB Commodity Index Tracking Fund (a)	1,989	39,780
SPDR Gold Trust (a)	427	38,550
WisdomTree Dreyfus Brazilian Real Fund	1,650	31,482

TOTAL EXCHANGE TRADED FUNDS (Cost $253,206)		242,601

TOTAL INVESTMENTS: 98.6% (Cost $3,304,191)		2,447,284

Other assets and liabilities - (Net): 1.4%		35,958

Net Assets: 100.0%		$2,483,242

(a) Non-income producing security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$210,459	8.5%
CONSUMER STAPLES	226,778	9.1%
ENERGY	192,639	7.8%
FINANCIALS	368,885	14.9%
HEALTH CARE	288,115	11.6%
INDUSTRIALS	269,028	10.8%
INFORMATION TECHNOLOGY	127,944	5.1%
MATERIALS	203,534	8.2%
TELECOMMUNICATIONS SERVICES	160,944	6.5%
UTILITIES	143,157	5.8%
PREFERRED STOCK	13,200	0.5%
EXCHANGE TRADED FUNDS	242,601	9.8%
Other assets and liabilities - (Net)	35,958	1.4%
TOTAL	$2,483,242	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 1.9%
COMMON STOCKS: 0.5%
CONSUMER DISCRETIONARY: 0.1%
Perry Ellis International, Inc. (e)	35,000	$121,100

MATERIALS: 0.4%
Companhia Siderurgica Nacional SA	56,600	839,944

TELECOMMUNICATION SERVICES: 0.0%
Fairpoint Communications, Inc.	23,700	18,486

TOTAL COMMON STOCKS (Cost $2,238,972)		979,530

PREFERRED STOCKS: 1.4%
FINANCIALS: 1.4%
Health Care REIT, Inc., 7.625%	67,700	1,307,964
National Bank of Greece SA, ADR, 9.000%	85,000	1,402,500

TOTAL PREFERRED STOCKS (Cost $3,699,301)		2,710,464

TOTAL STOCKS (Cost $5,938,273)		3,689,994

CORPORATE BONDS: 80.2%
CONSUMER DISCRETIONARY: 18.9%
Brown Shoe Co., Inc., 8.750%, 05/01/12	$3,400,000	2,771,000
Desarrolladora Homex SAB de CV, 7.500%, 09/28/15	3,500,000	2,380,000
DirectTV Holdings, LLC/Financing Co., 7.625%, 05/15/16	4,000,000	3,940,000
Easton-Bell Sports, Inc., 8.375%, 10/01/12	2,360,000	1,840,800
Expedia, Inc., 7.456%, 08/15/18	3,000,000	2,535,000
GameStop Corp. & GS, Inc., 8.000%, 10/01/12	3,600,000	3,654,000
Harley-Davidson, Inc., 144A, 6.800%, 06/15/18 (a)	1,000,000	649,800
Interactive Health LLC, 144A, 7.250%, 04/01/11 (a)(b)(f)	1,188,000	178,200
Kabel Deutschland GmbH, 10.625%, 07/01/14	3,000,000	3,030,000
Leslie’s Poolmart, Inc., 7.750%, 02/01/13	2,230,000	1,884,350
Levi Strauss & Co., 9.750%, 01/15/15	4,200,000	3,633,000
Neiman Marcus Group, Inc., The, 10.375%, 10/15/15	3,000,000	975,000
Perry Ellis International, Inc., 8.875%, 09/15/13	2,000,000	1,180,000
Quicksilver, Inc., 6.875%, 04/15/15	2,500,000	962,500
Sally Holdings LLC/Capital, Inc., 9.250%, 11/15/14	3,525,000	3,357,563
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)	2,000,000	1,350,000
Vitamin Shoppe Industries, Inc., 8.738%, 11/15/12	4,000,000	2,980,000
		37,301,213

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
CONSUMER STAPLES: 7.8%
Chattem, Inc., 7.000%, 03/01/14	$3,650,000	$3,485,750
Chiquita Brands International, Inc., 8.875%, 12/01/15	3,500,000	2,642,500
Dean Holding Co., 6.900%, 10/15/17	1,000,000	885,000
Foodcorp, Ltd., 144A, 8.875%, 06/15/12 (a)(c)(SA)	1,889,000	1,480,738
Stater Brothers Holdings, 7.750%, 04/15/15	3,500,000	3,377,500
Susser Holdings & Finance Corp., 10.625%, 12/15/13	3,500,000	3,412,500
		15,283,988
ENERGY: 10.7%
Allis-Chalmers Energy, Inc., 9.000%, 01/15/14	1,500,000	705,000
Compagnie Generale de Geophysique SA, 7.500%, 05/15/15	3,980,000	3,164,100
Denbury Resources, Inc., 7.500%, 12/15/15	2,390,000	2,091,250
Denbury Resources, Inc., 9.750%, 03/01/16	3,500,000	3,395,000
Forest Oil Corp., 7.250%, 06/15/19	500,000	397,500
Forest Oil Corp., 144A, 7.250%, 06/15/19 (a)	1,250,000	993,750
Forest Oil Corp., 144A , 8.500%, 02/15/14 (a)	3,500,000	3,263,750
Helix Energy Solutions Group, Inc., 144A, 9.500%, 01/15/16 (a)	1,500,000	892,500
PHI, Inc., 7.125%, 04/15/13	2,000,000	1,242,500
Range Resources Corp., 7.500%, 05/15/16	1,000,000	927,500
Sandridge Energy, Inc., 144A, 8.000%, 06/01/18 (a)	2,000,000	1,480,000
SESI LLC, 6.875%, 06/01/14	750,000	611,250
Ship Finance International, Ltd., 8.500%, 12/15/13	1,750,000	1,198,750
Whiting Petroleum Corp., 7.000%, 02/01/14	1,000,000	755,000
		21,117,850
FINANCIALS: 3.5%
Agile Property Holdings, Ltd., 144A, 9.000%, 09/22/13 (a)	1,500,000	1,087,500
Cardtronics, Inc., 9.250%, 08/15/13	250,000	161,250
Cardtronics, Inc., Series B, 9.250%, 08/15/13	3,000,000	1,935,000
LaBranche & Co., Inc., 11.000%, 05/15/12	4,000,000	3,625,000
		6,808,750
HEALTH CARE: 11.9%
Alliance Imaging, Inc., Series B, 7.250%, 12/15/12	3,500,000	3,377,500
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15	1,250,000	1,215,625
Biomet, Inc., 10.000%, 10/15/17	1,500,000	1,492,500
Community Health Systems, Inc., 8.875%, 07/15/15	3,500,000	3,325,000
Fresenius US Finance II, Inc., 144A, 9.000%, 07/15/15 (a)	250,000	261,250
Hanger Orthopedic Group, Inc., 10.250%, 06/01/14	3,010,000	3,025,050
HCA, Inc., 9.250%, 11/15/16	4,000,000	3,650,000
HCA, Inc., 144A, 9.875%, 02/15/17 (a)	250,000	237,500
Health Management Association, Inc., 6.125%, 04/15/16	3,000,000	2,467,500

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
HEALTH CARE, continued
Universal Hospital Services, Inc., 5.943%, 06/01/15	$2,100,000	$1,533,000
US Oncology, Inc., 10.750%, 08/15/14	3,060,000	2,830,500
		23,415,425
INDUSTRIALS: 9.0%
Actuant Corp., 6.875%, 06/15/17	1,450,000	1,236,125
American Railcar Industries, Inc., 7.500%, 03/01/14	2,000,000	1,400,000
Da-Lite Screen Co., Inc., 9.500%, 05/15/11	3,500,000	3,027,500
Dycom Investments, Inc., 8.125%, 10/15/15 (b)	3,595,000	2,858,025
FTI Consulting, Inc., 7.750%, 10/01/16	3,110,000	3,117,775
Interline Brands, Inc., 8.125%, 06/15/14	941,000	846,900
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	750,000	607,500
Mobile Mini, Inc., 9.750%, 08/01/14	3,500,000	2,616,250
Rathgibson, Inc., 11.250%, 02/15/14 (b)	1,745,000	375,175
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14	1,750,000	1,137,500
WII Components, Inc., 10.000%, 02/15/12 (b)	1,175,000	534,625
		17,757,375
INFORMATION TECHNOLOGY: 1.6%
STATS ChipPAC, Ltd, 7.500%, 07/19/10	1,000,000	923,750
STATS ChipPAC, Ltd, 6.750%, 11/15/11	2,550,000	2,173,875
		3,097,625
MATERIALS: 1.8%
LPG International, Inc., 7.250%, 12/20/15	2,120,000	1,966,300
Solo Cup Co., 8.500%, 02/15/14	2,225,000	1,624,249
		3,590,549
TELECOMMUNICATION SERVICES: 14.0%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	1,683,554
City Telecom HK, Ltd., 8.750%, 02/01/15	3,134,000	2,209,470
Digicel SA, 144A, 12.000%, 04/01/14 (a)	2,500,000	2,300,000
Fairpoint Communications, Inc., 144A, 13.125%, 04/01/18 (a)	1,000,000	195,000
Maxcom Telecomunicacione SA, 11.000%, 12/15/14	2,000,000	1,180,000
MetroPCS Wireless, Inc., 9.250%, 11/01/14	2,900,000	2,827,500
Millicom International Cellular SA, 10.000%, 12/01/13	3,500,000	3,438,750
Nordic Telephone Co. Holdings ApS, 144A, 8.875%, 05/01/16 (a)	3,000,000	2,820,000
Qwest Communications International, Inc., 7.500%, 02/15/14	3,000,000	2,610,000
Wind Acquisition Finance SA, 144A, 10.750%, 12/01/15 (a)	4,350,000	4,328,250
Windstream Corp., 8.125%, 08/01/13	2,000,000	1,980,000
Windstream Corp., 8.625%, 08/01/16	2,000,000	1,975,000
Windstream Corp., 7.000%, 03/15/19	100,000	88,500
		27,636,024

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
UTILITIES: 1.0%
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	$714,590	$631,089
Intergen NV, 144A, 9.000%, 06/30/17 (a)	1,000,000	910,000
Ormat Funding Corp., 8.250%, 12/30/20 (b)	685,935	517,880
		2,058,969

TOTAL CORPORATE BONDS (Cost $177,716,040)		158,067,768

CERTIFICATES OF DEPOSIT: 0.5%
Self Help Credit Union, 3.050%, 01/04/10	100,000	100,000
ShoreBank Chicago, 2.950%, 08/11/09	100,000	100,000
ShoreBank Cleveland, 3.250%, 07/01/09	100,564	100,564
ShoreBank Pacific, CDARS, 4.810%, 06/25/09	200,000	200,000
ShoreBank Pacific, CDARS, 1.180%, 06/22/10	200,000	200,000
ShoreBank Pacific, CDARS, 4.470%, 05/10/12	100,000	100,000
ShoreBank, CDARS, 2.520%, 11/30/09	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,564)		900,564

TOTAL INVESTMENTS: 82.6% (Cost $184,554,877)		162,658,326

Other assets and liabilities - (Net): 17.4%		34,508,833

Net Assets: 100.0%		$197,167,159

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold.

(b) Illiquid security.

(c) Principal amount is in Euro Dollars; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Non-income producing security.

(f) Fair valued security.

ADR - American Depository Receipt

CDARS - Certificates of Deposit Account Registry Service

MX - Mexico

REIT - Real Estate Investment Trust

SA - South Africa

Schedule of Investments (Unaudited)
Pax World Women’s Equity Fund	March 31, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 89.7%
CONSUMER DISCRETIONARY: 9.3%
Best Buy Co., Inc.	2,000	$75,920
Burger King Holdings, Inc.	18,500	424,575
GameStop Corp., Class A (a)	7,000	196,140
Lowe’s Cos., Inc.	19,000	346,750
Nike, Inc., Class B	8,800	412,632
Raffles Education Corp., Ltd.	805,000	199,271
Saks, Inc. (a)	64,640	120,877
Target Corp.	12,500	429,875
		2,206,040
CONSUMER STAPLES: 7.8%
Costco Wholesale Corp.	7,500	347,400
Kraft Foods, Inc., Class A (b)	12,800	285,312
PepsiCo, Inc. (b)	8,500	437,580
Procter & Gamble Co., The (b)	11,600	546,244
Walgreen Co.	9,200	238,832
		1,855,368
ENERGY: 10.7%
Baker Hughes, Inc. (b)	6,600	188,430
BG Group PLC	37,000	558,124
ConocoPhillips (b)	15,100	591,316
Devon Energy Corp.	6,000	268,140
Petroleo Brasileiro SA, ADR	15,600	475,332
StatoilHydro ASA, ADR	27,500	479,600
		2,560,942
FINANCIALS: 14.5%
ACE, Ltd.	7,800	315,120
Bank of New York Mellon Corp., The	6,000	169,500
BlackRock, Inc. (b)	6,000	780,240
CME Group, Inc.	2,600	640,614
JPMorgan Chase & Co. (b)	17,000	451,860
Northern Trust Corp.	4,000	239,280
State Street Corp.	11,800	363,204
T Rowe Price Group, Inc.	16,800	484,848
		3,444,666
HEALTH CARE: 13.7%
Amgen, Inc. (a)	6,700	331,784
Becton Dickinson & Co.	3,000	201,720
Gilead Sciences, Inc. (a)	7,300	338,136
Hologic, Inc. (a)	21,000	274,890

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Johnson & Johnson (b)	10,000	$526,000
Pfizer, Inc. (b)	22,300	303,726
Quest Diagnostics, Inc.	7,800	370,344
Stryker Corp.	7,000	238,280
Teva Pharmaceutical Industries, Ltd., ADR	12,300	554,115
UnitedHealth Group, Inc.	6,500	136,045
		3,275,040
INDUSTRIALS: 8.0%
Alexander & Baldwin, Inc. (a)	9,500	180,785
Emerson Electric Co.	13,050	372,969
Expeditors International of Washington,Inc	15,500	438,495
Gamesa Corp. Tecnologica SA	17,000	218,050
Quanta Services, Inc. (a)	10,000	214,500
Ryder System, Inc.	6,000	169,860
Terex Corp. (a)	18,000	166,500
Union Pacific Corp.	3,500	143,885
		1,905,044
INFORMATION TECHNOLOGY: 17.5%
Adobe Systems, Inc. (a)	15,000	320,850
Applied Materials, Inc.	25,000	268,750
Blackboard, Inc. (a)(b)	6,000	190,440
BMC Software, Inc. (a)	4,500	148,500
Cisco Systems, Inc. (a)	33,000	553,410
EMC Corp. (a)	51,000	581,400
Google, Inc., Class A (a)	1,150	400,269
International Business Machines Corp.	3,200	310,048
Microsoft Corp. (b)	50,000	918,500
QUALCOMM, Inc.	6,000	233,460
Texas Instruments, Inc.	14,800	244,348
		4,169,975
MATERIALS: 4.6%
Aptargroup, Inc.	13,100	407,934
Praxair, Inc.	1,000	67,290
Rio Tinto PLC, ADR	1,400	187,684
Syngenta AG, ADR	5,871	235,486
Vulcan Materials Co.	4,500	199,305
		1,097,699

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 1.8%
Turkcell Iletisim Hizmet AS, ADR	12,870	$158,172
Vodafone Group PLC, ADR	16,000	278,720
		436,893
UTILITIES: 1.8%
Oneok, Inc.	6,000	135,780
Veolia Environnement, ADR	14,000	292,600
		428,380

TOTAL COMMON STOCKS (Cost $27,778,910)		21,380,047

EXCHANGE TRADED FUNDS: 3.8%
PowerShares DB Commodity Index Tracking Fund (a)	6,700	134,000
ProShares Ultra S&P 500	15,000	295,950
SPDR Gold Trust (a)	3,300	297,924
iShares Barclays TIPS Bond Fund	1,700	174,675

TOTAL EXHANGE TRADED FUNDS (Cost $902,235)		902,549

CORPORATE BONDS: 4.3%
FINANCIALS: 4.3%
Blue Orchard Microfinance, 4.936%, 07/31/11	$500,000	535,000
Calvert Social Investment Foundation, 3.000%, 03/31/11	500,000	500,625

TOTAL CORPORATE BONDS (Cost $1,000,000)		1,035,625

PURCHASED OPTIONS - CALLS: 0.0%
Citigroup, Inc., expires June 2009, exercise price $7.50	175	1,225
Citigroup, Inc., expires January 2010, exercise price $10.00	175	3,850

TOTAL PURCHASED OPTIONS - CALLS (Premiums Paid $37,800)		5,075

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

TOTAL INVESTMENTS: 97.8% (Cost $29,718,945)		$23,323,296

Other assets and liabilities - (Net): 2.2%		531,539

Net Assets: 100.0%		$23,854,835

(a) Non-income producing security.

(b) Security or partial position of this security has been segregated by the custodian to cover options contracts.

ADR - American Depository Receipt

TIPS - Treasury Inflation Protected Securities

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
PUTS:
Baker Hughes, Inc., expires July 2009, exercise price $20.00	25	$(2,625)
BlackRock, Inc., expires July 2009, exercise price $60.00	20	(2,000)
ConocoPhillips, expires January 2009, exercise price $40.00	42	(32,130)
Johnson & Johnson, expires January 2010, exercise price $50.00	60	(27,000)
JPMorgan Chase & Co., expires January 2010, exercise price $20.00	50	(22,000)
JPMorgan Chase & Co., expires January 2011, exercise price $20.00	50	(34,000)
Kraft Foods, Inc., Class A, expires June 2009, exercise price $25.00	50	(15,000)
Microsoft Corp., expires January 2010, exercise price $15.00	100	(17,500)
PepsiCo, Inc., expires July 2009, exercise price $45.00	45	(6,300)
Pfizer, Inc., expires January 2010, exercise price $17.50	50	(23,000)
Procter & Gamble Co., The, expires April 2009, exercise price $57.50	29	(30,856)
Procter & Gamble Co., The, expires January 2010, exercise price $40.00	75	(22,500)
Target Corp., expires January 2011, exercise price $22.50	60	(28,200)

TOTAL WRITTEN PUTS (Premiums Received $229,509)		$(263,111)

Schedule of Investments (Unaudited)
Pax World Global Green Fund	March 31, 2009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 91.3%
AUTO COMPONENTS: 5.1%
BorgWarner, Inc.	4,000	$81,200
Denso Corp.	3,000	60,646
Johnson Controls, Inc.	7,900	94,800
Stanley Electric Co., Ltd.	8,300	93,327
		329,973
BUILDING PRODUCTS: 2.7%
Geberit AG	700	62,885
Wavin NV	35,300	115,864
		178,749
CHEMICALS: 6.4%
Linde AG	2,400	162,955
Novozymes A/S	1,350	97,662
Praxair, Inc.	1,500	100,935
Umicore	3,300	60,985
		422,537
COMMERCIAL SERVICES & SUPPLIES: 8.1%
Asahi Pretec Corp.	6,600	97,883
China Everbright International, Ltd.	430,500	86,158
Seche Environnement SA	637	37,150
Shanks Group PLC	100,700	80,411
Stericycle, Inc. (a)	3,150	150,350
Tomra Systems ASA	22,200	82,142
		534,094
CONSTRUCTION & ENGINEERING: 4.2%
Abengoa SA	5,600	74,424
Grontmij	2,150	44,059
Kingspan Group PLC	25,900	94,725
Stantec, Inc. (a)	3,600	65,102
		278,310
CONTAINERS & PACKAGING: 1.1%
Nine Dragons Paper Holdings, Ltd.	189,200	71,713

DISTRIBUTORS: 2.3%
LKQ Corp. (a)	10,700	152,689

ELECTRIC UTILITIES: 7.9%
China High Speed Trans. Equip. Gr. Co., Ltd.	48,200	68,890
Covanta Holding Corp. (a)	13,400	175,406

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ELECTRIC UTILITIES, continued
Hera SpA	85,585	$140,761
Ormat Technologies Inc	4,900	134,554
		519,611
ELECTRICAL EQUIPMENT: 12.7%
Baldor Electric Co.	9,300	134,757
Chloride Group PLC	49,200	88,119
Emerson Electric Co.	4,600	131,468
Gamesa Corp. Tecnologica SA	9,750	125,058
Nibe Industrier AB	2,650	16,369
PV Crystalox Solar PLC	49,300	59,936
Roper Industries, Inc.	1,900	80,655
Sunpower Corp., Class B (a)	5,700	112,860
Vestas Wind Systems A/S (a)	1,870	82,149
		831,371
ELECTRONIC EQUIPMENT & INSTRUMENTS: 2.1%
Delta Electronics, Inc.	75,200	138,630

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS: 6.1%
Horiba, Ltd.	5,000	86,371
Itron, Inc. (a)	2,850	134,948
Shimadzu Corp.	18,100	116,833
Yamatake Corp.	3,500	60,395
		398,547
INDEPENDENT POWER PRODUCERS & ENERGY TRADER: 3.9%
EDF Energies Nouvelles SA	3,000	112,997
EDP Renovaveis SA (a)	17,900	146,204
		259,201
INDUSTRIAL CONGLOMERATES: 2.0%
3M Co.	2,700	134,244

LIFE SCIENCES TOOLS & SERVICES: 2.5%
Thermo Fisher Scientific, Inc. (a)	4,600	164,082

MACHINERY: 13.1%
GEA Group AG	12,200	129,863
IDEX Corp.	2,850	62,330
Kurita Water Industries, Ltd.	4,750	92,441
NSK, Ltd.	12,200	47,354
Pall Corp.	8,000	163,440

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MACHINERY, continued
Pentair, Inc.	6,550	$141,939
Rotork PLC	8,320	101,603
SKF AB	6,500	56,264
Spirax-Sarco Engineering PLC	5,500	66,211
		861,445
METALS & MINING: 1.2%
Sims Metal Management, Ltd.	6,900	81,955

MULTI-UTILITIES: 2.0%
Veolia Environnement	6,275	131,034

OIL, GAS & CONSUMABLE FUELS: 1.0%
Neste Oil Oyj (a)	4,900	65,130

SEMICONDUCTOR EQUIPMENT & PRODUCTS: 0.3%
Epistar Corp.	15,149	22,813

WATER UTILITIES: 6.6%
American Water Works Co., Inc.	5,400	103,896
California Water Service Group	2,250	94,185
Manila Water Co., Inc.	322,000	73,344
Pennon Group PLC	26,993	156,687
		428,112

TOTAL COMMON STOCKS (Cost $8,103,760)		6,004,240

REPURCHASE AGREEMENT: 7.6%
State Street Repo, 0.010%, 04/01/09 (collateralized by Federal Home Loan Bank note, 4.375%, due 09/17/10, principal amount $485,000, market value $508,086)
TOTAL REPURCHASE AGREEMENT (Cost $495,000)	$495,000	495,000

TOTAL INVESTMENTS: 98.9% (Cost $8,598,760)		6,499,240

Other assets and liabilities - (Net): 1.1%		74,994

Net Assets: 100.0%		$6,574,234

(a) Non-income producing security.

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$81,955	1.3%
BELGIUM	60,985	0.9%
CANADA	65,102	1.0%
CHINA	68,890	1.0%
DENMARK	179,811	2.7%
FINLAND	65,130	1.0%
FRANCE	281,181	4.3%
GERMANY	292,818	4.5%
GREAT BRITAIN	552,968	8.4%
HONG KONG	157,871	2.4%
IRELAND	94,725	1.4%
ITALY	140,761	2.1%
JAPAN	655,250	10.0%
NETHERLANDS	159,923	2.4%
NORWAY	82,142	1.2%
PHILIPPINES	73,344	1.1%
SPAIN	345,686	5.3%
SWEDEN	72,633	1.1%
SWITZERLAND	62,885	1.0%
TAIWAN	161,443	2.5%
UNITED STATES	2,348,737	35.7%
REPURCHASE AGREEMENT	495,000	7.6%
Other assets and liabilities - (Net)	74,994	1.1%
TOTAL	$6,574,234	100.0%

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts. Each of the Pax World Balanced Fund (“Balanced”), Pax World Growth Fund (“Growth”), Pax World Small Cap Fund (“Small Cap”), Pax World International Fund (“International”), Pax World High Yield Bond Fund (“High Yield Bond”), Pax World Women’s Equity Fund (“Women’s Equity”), and Pax World Global Green Fund (“Global Green”) (each a “Fund” and collectively, the “Funds”) is a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.  If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which the Funds’ net asset value is determined. At March 31, 2009, the High Yield Bond Fund held one security fair valued at $178,200, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2009:

	Level One	Level Two	Level Three	Totals
Investments in Securities
Balanced	$971,447,084	$540,558,789	$—	$1,512,005,873
Growth	63,712,837	935,232	—	64,648,069
Small Cap	1,303,258	—	—	1,303,258
International	964,487	1,482,797	—	2,447,284
High Yield Bond	3,689,994	158,790,132	178,200	162,658,326
Women’s Equity	21,312,225	1,476,071	535,000	23,323,296
Global Green	2,413,838	4,085,402	—	6,499,240

Other Financial Instruments *
Balanced	$(705,800)	$—	$—	$(705,800)
Growth	(49,875)	—	—	(49,875)
Women’s Equity	(263,111)	—	—	(263,111)

*  Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Women’s Equity	High Yield Bond
Investments in Securities
Balance as of December 31, 2008	$535,000	$—
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level Three	—	178,200
Balance as of March 31, 2009	$535,000	$178,200

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Options Contracts  The Funds may purchase or write put and call options on futures contracts and on portfolio securities for hedging and for investment purposes.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.  In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option.  Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option; or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The risk of writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised.  The risk of writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised.  The risk in buying an option is that the Funds pay a premium whether or not the option is exercised.  The use of such instruments may involve certain additional risks as a result of unanticipated movements, could render the Funds’ hedging strategy unsuccessful.  In addition there can be no assurance that a liquid secondary market will exist for any option purchased or sold.  There is no limit t0 the loss the Funds may recognize due to written call options.

Written option activity for the three-month period ended March 31, 2009 is as follows:

	Balanced		Growth		Women’s Equity
	Number of	Premiums	Number of	Premiums	Number of	Premiums
Call Options	Contracts	Received	Contracts	Received	Contracts	Received

Options outstanding-12/31/08	1,100	$387,496	115	$45,505	100	$48,199
Options written	1,439	483,058	185	20,980
Options closed	(739)	(348,209)	(40)	(17,480)	(175)	(64,674)
Options expired	—	—	(110)	(4,205)
Options exercised	—	—	—	—	—	—
Options outstanding-03/31/09	1,800	$522,344	75	$28,025	—	$—

	Balanced		Growth		Women’s Equity
	Number of	Premiums	Number of	Premiums	Number of	Premiums
Put Options	Contracts	Received	Contracts	Received	Contracts	Received

Options outstanding-12/31/08	550	$188,113	142	$54,548	530	$156,083
Options written	1,530	551,280	38	21,471	435	129,074
Options closed	(375)	(162,619)	(50)	(15,775)	(133)	(28,411)
Options expired	—	—	—	—	(10)	(2,120)
Options exercised	—	—	—	—	(166)	(25,117)
Options outstanding-03/31/09	1,705	$576,774	130	$60,244	656	$229,509

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank & Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less  than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2(a)-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Funds and the Agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2009, the value of securities loaned and the payable on collateral due to the broker was zero.

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2009 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$195,602,423	$—	$124,150,052	$140,769,043
Growth	4,208,351	—	6,075,693	—
Small Cap	601,726	—	398,811	—
International	803,105	—	195,367	—
High Yield Bond	61,090,045	—	17,497,334	—
Women’s Equity	5,286,804	—	6,227,194	—
Global Green	1,805,708	—	952,831	—

* Excluding short-term investments and US Government bonds.

The identified cost of investments owned at March 31, 2009 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2009 were as follows for the Funds:

		Gross	Gross	Net unrealized
	Identified cost of	unrealized	unrealized	appreciation
	investments	appreciation	depreciation	(depreciation)

Balanced	$1,751,666,289	$60,328,849	$299,989,265	$(239,660,416)
Growth	85,617,066	2,391,863	23,360,860	(20,968,997)
Small Cap	1,555,678	48,536	300,956	(252,420)
International	3,304,191	4,175	861,082	(856,907)
High Yield Bond	184,554,877	1,583,289	23,479,840	(21,896,551)
Women’s Equity	29,718,945	676,387	7,072,035	(6,395,649)
Global Green	8,598,760	59,238	2,158,758	(2,099,520)

At March 31, 2009,  the Balanced, International, and High Yield Bond Funds had unrealized foreign currency gains of $2,155; $412; respectively; and the Growth, Women’s Equity and Global Green Funds had unrealized foreign currency losses of $1,094; $41; and $113; respectively.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At March 31, 2009, the High Yield Bond Fund held $23,666,827 or 12.00% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2009, the High Yield Bond Fund held $6,778,550 of illiquid securities, representing 3.44% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2008 and 2007 was as follows:

	Distributions paid in 2008		Distributions paid in 2007 (1)
	Ordinary	Long-term	Ordinary	Long-term
Fund	income	capital gains	income	capital gains

Balanced	$39,942,685	$24,284,549	$39,076,403	$101,734,188
Growth	—	2,254,804	1,383,259	11,358,937
Small Cap	1,970	—	—	—
International	22,864	—	—	—
High Yield Bond	9,097,890	—	7,029,656	—
Women’s Equity (1)	276,053	1,189,429	233,598	3,033,756
Global Green	24,532	—	—	—

(1) For Women’s Equity Fund, distributions paid in 2007 represent those paid during the nine months ended December 31, 2007.

As of December 31, 2008, the Balanced Fund, Growth Fund, Value Fund, Small Cap Fund, International Fund, High Yield Bond Fund, Women’s Equity Fund, and Global Green Fund had capital loss carryforwards, which may be used to offset future net realized capital gains for Federal income tax purposes in the amounts of $130,168,675; $10,189,942; $591,120; $175,198; $87,743; $3,717,973; $3,158,288; and $166,509; respectively; each which expire in 2016.

Under current tax laws, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  During the period from November 1, 2008 through December 31, 2008, the balanced Fund, the Growth Fund, the Small Cap Fund, the International Fund, the High Yield Bond Fund , the Women’s Equity Fund and the Global Green Fund incurred capital losses of $80,034,811; $5,175,678; $351,303; $162,910; $28,149; $1,587,737; $2,948,115; and $148,977, respectively; and the Growth Fund and the Women’s Equity Fund incurred foreign currency losses of $3,638 and $6,107, respectively.  These losses are treated for Federal income tax purposes as if they occurred on January 1, 2009. Accordingly, during 2008 the Funds may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

The Funds have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”, (“FIN 48”).  As of December 31, 2008, Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2004 through 2008). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended December 31, 2008, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Item 2.                     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                     Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 27, 2009

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 27, 2009